Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Feb. 28, 2022
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of
	February 28, 2021	February 28, 2022
	RMB	RMB	USD
Accrued employee payroll and welfare benefits	10,407	5,620	891
Payable for funding commitments (1)	45,000	45,000	7,133
Default payable (2)	—	4,634	735
Other taxes payable (3)	2,489	1,287	204
Professional service fee payable	3,043	1,533	243
Refund liabilities	16,208	664	105
Others	9,800	9,551	1,514
Total	86,947	68,289	10,825

(1) As of February 28, 2021 and 2022, RMB45,000 and RMB45,000 (US$7,133) have been accrued as marketing expenses, respectively, according to the funding commitment with Shanghai East Normal University Education Development Fund for public welfare purpose.

(2) Default payable represents payable for the early terminated lease contracts.

(3) Other taxes payable consists of value added tax payable, withholding individual tax payable and other tax payable.